Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax
Income Tax
12.	Income Tax

The Company is taxed as a corporation for income tax purposes and is subject to federal, state, and local, and foreign income taxes.

The components of pretax income / (loss) before income taxes are as follows:

	Years Ended December 31,
	2025	2024
United States	$(7,432,105)	$(2,096,105)
Ukraine	(298,812)	28,198
Estonia	(798,346)	—
	$(8,529,263)	$(2,067,907)

For the year ended December 31, 2025, the Company had no federal, state or foreign income tax expense. The effective tax rate was (0.0%) for the period ended December 31, 2025. No federal, state or foreign income taxes were paid during the year ended December 31, 2025.

A reconciliation of income tax benefit at the statutory federal income tax rate and income taxes as reflected in the consolidated financial statements is as follows:

	Years Ended December 31,
	2025		2024
U.S. Statutory Tax Rate	(1,791,145)	21.0%	(434,260)	21.0%
State and Local Income Taxes, Net of Federal Income Tax Effect*	(259,769)	3.0%	(86,655)	4.2%
Foreign Tax Effects	—		—
Ukraine	—		—
Statutory tax rate difference between Ukraine and United States	8,964	(0.1)%	(289)	(0.1)%
Change in valuation allowance	53,786	(0.6)%	—	0.0%
Other	—	0.0%	—	0.0%
Estonia	—	0.0%	—	0.0%
Statutory tax rate difference between Estonia and United States	(7,983)	0.1%	—	0.0%
Change in valuation allowance	175,636	(2.1)%	—	0.0%
Other	—	0.0%	—	0.0%
Effect of Changes in Tax Laws or Rates Enacted in the Current Period	—	0.0%	—	0.0%
Effect of Cross-Border Tax Laws	—	0.0%	—	0.0%
U.S. Federal R&D Tax Credits	(118,280)	1.4%	(6,606)	0.3%
Change in Valuation Allowances	1,171,755	(13.7)%	358,029	(17.1)%
Nontaxable or Nondeductible Items	33,416	(0.4)%	(2,721)	0.1%
Changes in Unrecognized Tax Benefits	—	0.0%	—	0.0%
Other Adjustments	—		—
Change in FV of SAFE Liability	733,620	(8.6)%	174,237	(8.4)%
Actual income tax benefit effective tax rate	—	0.0%	1,735	0.0%

*Swarmer, Inc currently only files a corporate income tax return in Delaware.

Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and tax bases of assets using enacted tax rates in effect for years in which differences are expected to reverse.

Significant components of the Company’s deferred tax assets for federal income taxes consisted of the following:

	Years Ended December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$1,355,370	$261,570
Accruals and other	246,023	64,374
Capitalized research and development expenditures	19,853	25,528
Research and development tax credits	124,886	6,606
Lease liabilities	40,967	—
Share-based compensation	11,706	—
Total deferred tax assets	1,798,804	358,078
Less: valuation allowance	(1,759,255)	(358,078)
Deferred tax asset, net of valuation allowance	$39,548	$—
Deferred tax liabilities:
Depreciation and amortization	(2,983)	—
Right-of-use assets	(36,565)	—
Total deferred tax liabilities	(39,548)	—
Net deferred tax assets	$—	$—

As of tax year ended December 31, 2025, the Company has net operating loss (NOL) carryforwards for federal and Delaware income tax purposes of $4.1 million, which are available to offset future federal and Delaware taxable income. Both federal and Delaware NOLs can be carried forward indefinitely. As of December 31, 2025, the Company has NOL carryforwards for Ukraine and Estonia income tax purposes of $0.3 million and $0.8 million, respectively. As of December 31, 2025, the Company has research and development tax credits of $0.1 million which will begin to expire in 2044. The Company’s tax returns since inception have been filed and shall be subject to examination by the taxing authorities.

In assessing the need for a valuation allowance, management must determine that there will be sufficient taxable income to allow for the realization of deferred tax assets. Based upon the historical and anticipated future losses, management has determined that the deferred tax assets do not meet the more likely- than-not threshold for realizability. Accordingly, a full valuation allowance has been recorded against the Company’s net deferred tax assets as of December 31, 2025. The valuation allowance increased by $1.4 million for the year ended December 31, 2025.

The Company will recognize interest and penalties related to uncertain tax positions as a component of income tax expense/(benefit). As of December 31, 2025, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s consolidated financial statements. As of December 31, 2025, tax returns filed for the year ended December 31, 2024, are subject to examination by the tax authorities.